Note 13 - Benefit Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 26, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	341,500
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term	10 years
Award Vesting Period	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 200 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	306,950	237,525
Restricted Stock or Unit Expense	79,330
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	27,313
Allocated Share-based Compensation Expense	253,017	186,654	109,386
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1000 hours
Employee Stock Ownership Plan (ESOP), Debt Structure, Employer Loan, Description	$3,444,540
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in Shares)	344,454
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	25,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	82,892
Restricted Stock [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)	62,785
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	119,951
Director [Member]
Restricted Stock or Unit Expense	110,009	100,017
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures (in Shares)	18,520	16,952
Stock Issued During Period, Shares, Restricted Stock Award, Price per Share (in Dollars per share)	$ 5.94	$ 5.90
Employee Stock Ownership Plan [Member]
Allocated Share-based Compensation Expense	$ 153,848	$ 126,737	$ 100,014